UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents, including restricted cash of $220 and $0, respectively	$ 7,040	$ 18,481
Accounts receivable, net of allowance for credit losses of $232 and $614, respectively	26,630	24,849
Inventories	23,030	29,713
Prepaid expenses and other current assets	8,120	7,971
Due from related parties	3,626	3,095
Total current assets	68,446	84,109
Non-current assets:
Goodwill	44,622	44,961
Property, plant, and equipment, net	9,801	11,767
Intangible assets, net	36,149	36,185
Right-of-use assets, net	1,938	2,073
Deferred tax assets, net	89	87
Other non-current assets	3,260	3,345
Total non-current assets	95,859	98,418
Total assets	164,305	182,527
Current liabilities:
Accounts payable	32,064	37,947
Accrued expenses and other current liabilities	25,286	34,836
Loans payable, current	0	2,897
Contract liabilities, current	12,062	12,272
Accrued warranties	13,696	15,918
Lease liabilities, current	896	1,011
Due to related parties	23,980	5,343
Total current liabilities	107,984	110,224
Non-current liabilities:
Loans payable, non-current	64,261	61,083
Contract liabilities, non-current	18,095	17,971
Lease liabilities, non-current	1,652	1,751
Deferred tax liabilities	9,000	9,000
Total non-current liabilities	93,008	89,805
Total liabilities	200,992	200,029
Commitments and contingencies
Shareholders’ deficit:
Ordinary Shares par value of $0.001; 990,000,000 shares authorized. 475,122,370 shares issued and 471,446,050 shares outstanding as of June 30, 2026; 465,868,720 shares issued and 462,192,400 shares outstanding as of December 31, 2025. 10,000,000 shares, $0.001 par value, without designation; none authorized, issued and outstanding as of June 30, 2026 and December 31, 2025.	474	465
Treasury shares, at cost, 3,676,320 as of June 30, 2026 and December 31, 2025	(454)	(454)
Additional paid-in capital	488,275	487,481
Accumulated other comprehensive income	3,810	3,648
Accumulated deficit	(528,792)	(508,642)
Total shareholders’ deficit	(36,687)	(17,502)
Total liabilities and shareholders’ equity	$ 164,305	$ 182,527